14 Right-of-use assets and lease Liability (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Right-of-use assets, beginning balance	R$ 2,605,654
Transfer of fixed assets		R$ 97,995
Initial Adoption		2,314,240
Acquisitions	826,101	759,790
Depreciation	(740,176)	(500,819)
Disposal	(38,488)	(122,488)
Foreign currency translation adjustment	249,304	56,936
Right-of-use assets, ending balance	2,902,395	2,605,654
Buildings and Constructions [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Right-of-use assets, beginning balance	212,170
Initial Adoption		207,524
Acquisitions	65,176	153,771
Depreciation	(54,712)	(27,759)
Disposal		(122,488)
Foreign currency translation adjustment	37,262	1,122
Right-of-use assets, ending balance	259,896	212,170
IT Equipment [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Right-of-use assets, beginning balance	12,523
Transfer of fixed assets		2,726
Initial Adoption		4,932
Acquisitions	9,341	6,179
Depreciation	(5,499)	(1,446)
Foreign currency translation adjustment	334	132
Right-of-use assets, ending balance	16,699	12,523
Machinery and Equipment [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Right-of-use assets, beginning balance	743,248
Transfer of fixed assets		7,956
Initial Adoption		526,318
Acquisitions	227,690	344,928
Depreciation	(198,441)	(136,615)
Disposal	(25,801)
Foreign currency translation adjustment	3,032	661
Right-of-use assets, ending balance	749,728	743,248
Ships [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Right-of-use assets, beginning balance	865,387
Initial Adoption		906,495
Acquisitions	258,193	150,670
Depreciation	(286,905)	(191,778)
Disposal	(12,687)
Foreign currency translation adjustment	10,860
Right-of-use assets, ending balance	834,848	865,387
Rail Cars [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Right-of-use assets, beginning balance	746,040
Transfer of fixed assets		87,313
Initial Adoption		633,492
Acquisitions	244,199	103,169
Depreciation	(180,146)	(132,728)
Foreign currency translation adjustment	197,243	54,794
Right-of-use assets, ending balance	1,007,336	746,040
Vehicles [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Right-of-use assets, beginning balance	26,286
Initial Adoption		35,479
Acquisitions	21,502	1,073
Depreciation	(14,473)	(10,493)
Foreign currency translation adjustment	573	227
Right-of-use assets, ending balance	R$ 33,888	R$ 26,286